Impairment Charges on Financial Assets - Summary of Impairment Charges (Reversals) on Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 130,253	¥ 88,025
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	129,983	86,989
Loan commitments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	(5,132)	(7,429)
Financial guarantees [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 5,402	¥ 8,465